497(e)
                                                                       333-72632

AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED JUNE 30, 2011 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

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This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus for contracts issued in Illinois. Please note the following changes described below.


NOTICE TO ALL ILLINOIS CONTRACT OWNERS

Illinois law provides that a spouse in a civil union and a spouse in a marriage are to be treated identically. For purposes of your contract, when we use the term "married", we include "parties to a civil union" and when we use the word "spouse" we include "parties to a civil union". While civil union spouses are afforded the same rights as married spouses under Illinois law, tax-related advantages such as spousal continuation are derived from federal tax law. Illinois' Civil Union Law does not and cannot alter federal law. The federal Defense of Marriage Act excludes civil unions and civil union partners from the meaning of the word "marriage" or "spouse" in all federal laws. Therefore, a civil union spouse does not qualify for the same tax advantages provided to a married spouse under federal law, including the tax benefits afforded to the surviving spouse of an owner of an annuity.










     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. COPYRIGHT 2010 MONY
                        AMERICA LIFE INSURANCE COMPANY.
                              ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-21-06 (6/11)                                            Cat. #147300 (6/11)
NB/IF (SAR)                                                             x03599